UNITED STATES
                 SECURITIES AND EXCHANGE COMMISSION
                       Washington, D.C. 20549


                              FORM N-Q


       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                   MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number 811-2556

Name of Fund:  Merrill Lynch Ready Assets Trust

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief
     Executive Officer, Merrill Lynch Ready Assets Trust, 800
     Scudders Mill Road, Plainsboro, NJ, 08536.  Mailing address:
     P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 12/31/05

Date of reporting period: 01/01/05 - 03/31/05

Item 1 - Schedule of Investments


Merrill Lynch Ready Assets Trust

Schedule of Investments as of March 31, 2005                                                                 (in Thousands)

                                                               Face          Interest           Maturity
Issue                                                         Amount          Rate*               Date             Value
Certificates of Deposit - 0.9%

Citibank, NA                                                 $  37,000         2.50 %           4/06/2005         $  36,999

Total Certificates of Deposit (Cost - $37,000)                                                                       36,999


Certificates of Deposit - European - 4.6%

BNP Paribas, London                                             50,000         3.025            8/22/2005            49,954

Barclays Bank Plc, London                                       50,000         2.95             8/15/2005            49,941

Calyon, London                                                  25,000         3.60             4/10/2006            24,947

Societe Generale, London                                        70,000         2.915            8/09/2005            69,912

Total Certificates of Deposit - European (Cost - $194,997)                                                          194,754


Certificates of Deposit - Yankee - 7.7%

BNP Paribas, NY                                                 50,000         2.925            8/08/2005            49,939

Canadian Imperial Bank of Commerce, NY                          56,000         2.87 (b)         4/14/2006            56,000

Credit Agricole Indosuez, NY                                   120,000         2.80 (b)         4/19/2005           119,999

HBOS Treasury Services Plc, NY                                  10,000         3.15             1/18/2006             9,960

Royal Bank of Canada, NY                                        49,000         2.859 (b)        9/08/2005            48,986

Swedbank, NY                                                    40,000         3.425            3/27/2006            40,000

Total Certificates of Deposit - Yankee (Cost - $324,984)                                                            324,884


Commercial Paper - 25.9%

Amstel Funding Corp.                                            20,000         3.00             6/29/2005            19,850

Amsterdam Funding Corp.                                         40,000         2.67             4/14/2005            39,961
                                                                10,000         2.70             4/22/2005             9,984

Barton Capital LLC                                               6,000         2.71             4/11/2005             5,996

Beta Finance Inc.                                               37,470         2.56             4/11/2005            37,443
                                                                15,000         2.66             4/13/2005            14,987

Blue Ridge Asset Funding Corp.                                  30,000         2.75             4/22/2005            29,952

CAFCO, LLC                                                      25,000         2.51             4/04/2005            24,995
                                                                50,000         2.67             4/13/2005            49,956
                                                                14,000         2.69             4/20/2005            13,980
                                                                39,000         2.98             6/16/2005            38,752

CRC Funding, LLC                                                25,000         2.52             4/05/2005            24,993

Chariot Funding LLC                                             30,000         2.80             4/28/2005            29,937

Compass Securitization LLC                                      17,000         2.76             4/18/2005            16,978

Dorada Finance Inc.                                             35,000         2.70             4/20/2005            34,950

FCAR Owner Trust                                                20,000         2.55             4/04/2005            19,996

General Electric Capital Corp.                                  25,000         3.08             9/07/2005            24,645

Greyhawk Funding LLC                                            42,000         2.79             4/25/2005            41,922
                                                                29,000         2.80             5/02/2005            28,930

HBOS Treasury Services Plc                                      25,000         2.53             4/07/2005            24,989

Jupiter Securitization Corp.                                    40,000         2.645            4/04/2005            39,991

Morgan Stanley                                                  50,000         2.945 (b)       12/06/2005            50,000
                                                                30,000         2.945 (b)       12/19/2005            30,000

Nordea North America, Inc.                                      45,000         2.98             8/22/2005            44,432
                                                                28,000         3.25             9/28/2005            27,541

Old Line Funding, LLC                                           12,403         2.68             4/18/2005            12,387
                                                                34,878         2.68             4/21/2005            34,826

Santander Central Hispano Finance (Delaware), Inc.              46,000         3.25             9/20/2005            45,285
                                                                29,000         3.26             9/30/2005            28,519

Sheffield Receivables Corp.                                     31,000         2.71             4/12/2005            30,974

Skandinaviska Enskilda Banken AB                                20,000         3.18             9/16/2005            19,697
                                                                50,000         2.82 (b)         1/23/2006            50,000

Thunder Bay Funding LLC                                         12,500         2.71             4/18/2005            12,484

Variable Funding Capital Corporation                             7,000         2.67             4/14/2005             6,993
                                                                32,000         2.78             4/20/2005            31,953

White Pine Corporation                                          33,000         2.765 (b)        6/13/2005            32,999
                                                                10,347         3.26             9/26/2005            10,179

Windmill Funding Corp.                                          30,000         2.67             4/12/2005            29,976
                                                                17,000         2.70             4/20/2005            16,976
                                                                 8,000         2.70             4/21/2005             7,988

Total Commercial Paper (Cost - $1,096,468)                                                                        1,096,396


Corporate Notes - 18.2%

ASIF Global Financing                                           15,000         2.84 (b)         4/21/2006            15,000

American Honda Finance Corp.                                    10,000         2.763 (b)        7/22/2005            10,003
                                                                25,000         2.70 (b)         8/04/2005            25,000
                                                                34,000         2.864 (b)        8/15/2005            34,011
                                                                16,000         2.90 (b)         2/21/2006            16,011

Associates Corp. of North America                               16,000         3.19 (b)         6/27/2005            16,000

Beta Finance Inc.                                               49,000         2.748 (b)        9/12/2005            49,002

Blue Heron IX Class A                                           21,000         2.88 (b)         2/22/2006            21,000

General Electric Capital Corp.                                  50,000         2.93 (b)         4/17/2006            50,000

Goldman Sachs Group, Inc.                                       51,700         2.80 (b)         4/14/2006            51,700

HSBC Finance Inc.                                               39,000         2.84 (b)         4/24/2006            39,000

Household Finance Corp.                                         27,000         2.81 (b)        10/28/2005            26,999

MetLife Global Funding                                          16,500         2.736 (b)        4/06/2006            16,500
                                                                11,500         2.85 (b)         4/13/2006            11,500

Morgan Stanley                                                  20,000         2.93 (b)         8/15/2005            20,000
                                                                21,000         2.75 (b)         4/04/2006            21,000
                                                                14,000         2.81 (b)         4/13/2006            14,000
                                                                18,500         2.89 (b)         4/27/2006            18,500

Nationwide Building Society                                     13,000         3.12 (b)         4/28/2006            13,000

Northern Rock Plc                                               21,500         3.00 (b)         4/07/2006            21,500

Permanent Financing Plc                                         23,000         2.75 (b)         6/10/2005            23,000
                                                                30,000         2.79 (b)         3/10/2006            30,000

Pfizer Inc.                                                     25,600         2.69 (b)        11/04/2005            25,595

Procter & Gamble Co.                                            33,500         2.93 (b)         4/10/2006            33,500

Putnam Structured CDO                                            9,000         2.89 (b)        10/17/2005             9,000

Sigma Finance Corp.                                             48,000         2.765 (b)        5/16/2005            47,999
                                                               102,000         2.82 (b)         3/21/2006           101,990

Westpac Banking Corp.                                           11,000         2.99 (b)         4/11/2006            11,000

Total Corporate Notes (Cost - $771,816)                                                                             771,810


Funding Agreements - 4.2%

Jackson National Life Insurance Co. (a)                         86,000         2.77 (b)         5/02/2005            86,000

Metropolitan Life Insurance Co. (a)                             20,000         2.80 (b)         4/01/2005            20,000

Monumental Life Insurance Co. (a)                               20,000         2.835 (b)        2/15/2006            20,000

New York Life Insurance Co. (a)                                 30,000         2.91 (b)         5/27/2005            30,000
                                                                20,000         2.96 (b)        10/19/2005            20,000

Total Funding Agreements (Cost - $176,000)                                                                          176,000


U.S. Government, Agency & Instrumentality Obligations - Discount - 0.3%

Fannie Mae                                                      12,000         7.00             7/15/2005            12,134

Total U.S. Government, Agency & Instrumentality Obligations - Discount (Cost - $12,177)                              12,134


U.S. Government, Agency & Instrumentality Obligations - Non-Discount - 35.1%


Fannie Mae                                                      17,900         1.45             7/08/2005            17,823
                                                               122,500         2.775 (b)        7/29/2005           122,494
                                                               133,000         2.73 (b)         8/17/2005           132,985
                                                                98,000         2.733 (b)        8/29/2005            97,981
                                                                11,100         2.10            10/21/2005            11,020
                                                                12,000         2.25             2/17/2006            11,850
                                                                 6,410         1.80             4/20/2006             6,280
                                                                 8,550         2.55             6/01/2006             8,402
                                                                 7,200         1.98             6/26/2006             7,040
                                                                10,000         3.00             9/20/2006             9,869

Federal Farm Credit Banks                                       29,000         2.656 (b)        5/06/2005            29,000
                                                               112,500         2.661 (b)        7/05/2005           112,496
                                                                11,100         2.666 (b)       12/05/2005            11,099
                                                                19,000         2.77 (b)         2/21/2006            18,997
                                                                22,000         2.77 (b)         5/19/2006            21,995
                                                                 9,500         2.15             7/21/2006             9,294
                                                                25,000         2.80 (b)         8/16/2006            24,994
                                                                74,000         2.79 (b)        12/22/2006            73,987
                                                                13,000         2.80 (b)         2/20/2008            12,996

Federal Home Loan Banks                                         67,400         1.625            4/15/2005            67,372
                                                                62,500         1.625            6/15/2005            62,317
                                                                17,800         1.42             6/30/2005            17,729
                                                                37,000         2.775 (b)        7/15/2005            36,999
                                                                77,000         2.76 (b)         7/26/2005            76,995
                                                                11,000         1.75             8/15/2005            10,948
                                                                47,500         1.50             8/26/2005            47,211
                                                                49,000         2.875 (b)        9/12/2005            48,995
                                                                48,000         2.72 (b)         9/16/2005            47,993
                                                                12,935         2.40             5/03/2006            12,745
                                                                50,000         2.656 (b)        5/10/2006            49,979
                                                                25,000         2.728 (b)        5/19/2006            24,990
                                                                37,000         2.79 (b)         6/01/2006            36,978
                                                                 5,000         2.25             6/23/2006             4,906
                                                               100,000         2.74 (b)         8/21/2006            99,917
                                                                15,000         3.25            11/29/2006            14,839
                                                                12,500         3.45             1/10/2007            12,394

Freddie Mac                                                      9,000         2.41            11/04/2005             8,946
                                                                12,000         2.30            11/17/2005            11,913
                                                                12,000         2.35            12/09/2005            11,905
                                                                15,000         2.208           12/30/2005            14,849
                                                                15,000         2.15             1/30/2006            14,815
                                                                 7,500         2.15             2/17/2006             7,403

Total U.S. Government, Agency & Instrumentality Obligations - Non-Discount (Cost - $1,486,319)                    1,483,740



Face
Amount                                                            Issue
Repurchase Agreements - 3.0%

$129,089              UBS Warburg Corp. LLC, purchased on 3/31/2005 to yield 2.84% to 4/01/2005, repurchase price $129,099, collateralized by Fannie Mae, 3.875% due 2/15/2010 and
                      Freddie Mac, 2.75% due 3/15/2008                                                              129,089

Total Repurchase Agreements (Cost - $129,089)                                                                       129,089

Total Investments (Cost - $4,228,850**) - 99.9%                                                                   4,225,806
Other Assets Less Liabilities - 0.1%                                                                                  3,905
                                                                                                                -----------
Net Assets - 100.0%                                                                                             $ 4,229,711
                                                                                                                ===========

  * Commercial Paper and certain U.S. Government, Agency & Instrumentality
    Obligations are traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase by the Trust. Other securities bear interest at the rates shown, payable at fixed dates or upon maturity.
    Interest rates on variable rate securities are adjusted periodically based upon appropriate indexes; the interest rates shown are the rates in effect at March 31, 2005.

 ** The cost and unrealized appreciation (depreciation) of investments as of March 31, 2005, as computed for federal income tax purposes, were as follows:

                                                     (in Thousands)

    Aggregate cost                                   $    4,228,869
                                                     ==============
    Gross unrealized appreciation                    $           33
    Gross unrealized depreciation                           (3,096)
                                                     --------------
    Net unrealized depreciation                      $      (3,063)
                                                     ==============

(a) Restricted securities as to resale, representing 4.2% of net assets, were as follows:


                                                                                           (in Thousands)

                                                               Acquisition
    Issue                                                          Date             Cost          Value
    Jackson National Life Insurance Co., 2.77% due 5/02/2005      5/03/2004      $  86,000      $  86,000
    Metropolitan Life Insurance Co., 2.80% due 4/01/2005          4/01/2004         20,000         20,000
    Monumental Life Insurance Co., 2.835% due 2/15/2006           2/17/2005         20,000         20,000
    New York Life Insurance Co.:
        2.91% due 5/27/2005                                       5/28/2004         30,000         30,000
        2.96% due 10/19/2005                                     10/20/2004         20,000         20,000
                                                                                ----------     ----------
    Total                                                                       $  176,000     $  176,000
                                                                                ==========     ==========

(b) Floating rate notes.


Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Merrill Lynch Ready Assets Trust


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       Merrill Lynch Ready Assets Trust


Date: May 23, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       Merrill Lynch Ready Assets Trust


Date: May 23, 2005


By:    /s/ Donald C. Burke
       -------------------
       Donald C. Burke
       Chief Financial Officer
       Merrill Lynch Ready Assets Trust


Date: May 23, 2005